RELATED PARTY TRANSACTIONS (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Services received and purchase made
Operating lease rental paid to related parties for the leasing of land use rights (Note 36(b))		¥ 57,358,000			¥ 55,090,000		¥ 55,090,000
Minimum [member]
Services received and purchase made
Percentage of management fee		0.30%	0.30%
Maximum [member]
Services received and purchase made
Percentage of management fee		5.00%	5.00%
Railroad and Related Business [member]
Provision of services and sales of goods
Revenue for railway network usage and other related services to related parties (ii)		¥ 7,644,230,000	$ 1,174,897	[1]	7,093,198,000		5,874,727,000
Revenue from rendering of services		3,594,947,000			3,405,667,000		2,482,976,000
Services received and purchase made
Operating lease rental paid to related parties for the leasing of land use rights (Note 36(b))		57,358,000	8,816	[1]	55,090,000		55,090,000
Social services (employee housing and public security services and other ancillary services) provided by related parties (iii)		0	$ 0	[1]	11,297,000		16,080,000
Cost from services received and purchase made		2,826,731,000			2,673,204,000		2,350,955,000
Railroad and Related Business [member] | Guangzhou Railway Group's subsidiaries [member]
Provision of services and sales of goods
Revenue from railway operation service provided to related parties (iii)	[2]	660,847,000			579,253,000		550,168,000
Services received and purchase made
Operating lease rental paid to related parties for the leasing of land use rights (Note 36(b))		57,358,000			55,090,000		55,090,000
Railroad and Related Business [member] | Guangzhou Railway Group [member] | Guangzhou Railway Group's subsidiaries [member]
Provision of services and sales of goods
Provision of train transportation services to related parties (i)	[3]	1,505,348,000			1,425,538,000		751,956,000
Services received and purchase made
Provision of train transportation services by related parties (i)	[3]	1,048,524,000			989,778,000		888,903,000
Railroad and Related Business [member] | Guangzhou Railway Group [member] | Guangzhou Railway Group's subsidiaries [member] | CRC [member]
Provision of services and sales of goods
Revenue for railway network usage and other related services to related parties (ii)	[4]	1,428,752,000			1,400,876,000		1,180,852,000
Services received and purchase made
Cost settled by related parties for railway network usage and related services (ii)	[4]	1,720,849,000			1,628,336,000		1,406,962,000
Other businesses [member]
Services received and purchase made
Cost from services received and purchase made		1,026,146,000			1,134,967,000		1,115,469,000
Other businesses [member] | GEDC [member] | Yangcheng Railway Business [member]
Services received and purchase made
Social services (employee housing and public security services and other ancillary services) provided by related parties (iii)	[2]				11,297,000		16,080,000
Other businesses [member] | Guangzhou Railway Group [member] | Guangzhou Railway Group's subsidiaries [member]
Provision of services and sales of goods
Sales of materials and supplies to related parties (iv)	[5]	23,386,000			29,449,000		25,940,000
Services received and purchase made
Provision of repair and maintenance services by related parties (iv)	[5]	298,040,000			306,988,000		489,038,000
Purchase of materials and supplies from related parties (v)	[6]	455,716,000			469,273,000		384,262,000
Provision of construction services by related parties (vi)		¥ 272,390,000			¥ 347,409,000	[7]	¥ 226,089,000	[7]

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.
[2]	(iii) The service charges are levied based on contract prices determined based on a "cost plus a profit margin" and agreed between both contracting parties.
[3]	(i) The service charges are determined based on a pricing scheme set by the CRC or based on negotiation between the contracting parties with reference to actual costs incurred.
[4]	(ii) Such revenues/charges are determined by the CRC based on its standard charges applied on a nationwide basis.
[5]	(iv) The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.
[6]	(v) The prices are determined based on mutual negotiation between the contracting parties with reference to procurement costs incurred plus a management fee ranged from 0.3% to 5% on the costs.
[7]	(vi) Based on construction amount determined under national railway engineering guidelines.